NET (LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
NET (LOSS) INCOME PER SHARE
Schedule of computation of basic and diluted net (loss) income per ordinary share

	Years ended December 31,
	2017	2018	2019
Net (loss) income:
Income (loss) from continuing operations	$8,749	$(158,817)	$(107,484)
(Loss) income from discontinued operations, net of tax	(119,252)	223,298	—

Net (loss) income	(110, 503)	64,481	(107,484)
Add: net loss attributable to noncontrolling interest	76	8,059	56,391

Net (loss) income attributable to Renren Inc.	$(110,427)	$72,540	$(51,093)

Weighted average number of ordinary shares outstanding used in computing net (loss) income per ordinary share-basic	1,028,537,406	1,036,421,063	1,049,024,096
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	1,199,533	59,384,854	—

Weighted average number of ordinary shares outstanding used in computing net income per ordinary share-diluted	1,029,736,939	1,095,805,917	1,049,024,096

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) per ordinary share from continuing operations	$0.01	$(0.15)	$(0.05)
(Loss) income per ordinary share from discontinued operations	$(0.12)	$0.22	$—

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - basic:	$(0.11)	$0.07	$(0.05)

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) per ordinary share from continuing operations	$0.01	$(0.15)	$(0.05)
(Loss) income per ordinary share from discontinued operations	$(0.12)	$0.20	$—

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - diluted:	$(0.11)	$0.07	$(0.05)